Label	Element	Value
First Investors Tax Exempt Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JUNE 1, 2018 FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS DATED MAY 1, 2018

1.	In “The Funds Summary Section” for the First Investors Tax Exempt Income Fund:

•	the Annual Fund Operating Expenses table and the footnotes that follow are deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.11%	0.17%	0.11%	0.09%
Total Annual Fund Operating Expenses	1.01%	1.77%	0.71%	0.69%
Fee Waiver [2]	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	1.72%	0.66%	0.64%

1. A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge, as described further in the “What are the sales charges” section of the prospectus.
2. The Adviser has contractually agreed to waive the Management Fees of the Fund until at least June 1, 2019 to the extent that the Management Fees exceeds .55% of the Fund’s average daily net assets. The fee waiver may be terminated or amended prior to June 1, 2019, only with the approval of the Fund’s Board of Trustees.

•
the paragraph under the heading “Example” is revised to reflect that the Example assumes all of the Fund’s operating expenses remain the same except that it incorporates the fee waiver through June 1, 2019.

•	the tables under the heading “Example” are deleted and replaced with the following:

	1 year	3 years	5 years	10 years
Class A shares	$494	$704	$931	$1,582
Class B shares	$575	$852	$1,155	$1,879
Advisor Class shares	$67	$222	$390	$878
Institutional Class shares	$65	$216	$379	$854

You would pay the following expenses on Class B shares if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class B shares	$175	$552	$955	$1,879

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Please retain this Supplement for future reference.

TEP618

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Income Fund